Fees Summary	Aug. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,407,000
Previously Paid Amount	0
Total Fee Amount	1,093.27
Total Offset Amount	0
Net Fee	$ 1,093.27